SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

		Principal Amount	Value
U. S. Government Obligation—9.8%
United States Treasury Note, 1.625%, 8/15/29 (Cost
$984,427)		$1,000,000	$995,781
Foreign Government Obligations—34.1%
Argentina—0.2%
Argentine Republic, 0.202% Unsec. Nts. , 10/29/20[1]	ARS	3,000,000	22,374
Brazil—4.8%
Federative Republic of Brazil, 10.00% Unsec. Nts. , 1/1/25	BRL	1,755,000	484,629
Colombia—3.7%
Republic of Colombia, Series B, 6.00% Bonds, 4/28/28	COP	1,300,000,000	378,496
Egypt—0.5%
Arab Republic of Egypt, 16.00% Bonds, 6/11/22	EGP	800,000	51,185
India—11.3%
Republic of India, 7.17% Sr. Unsec. Nts. , 1/8/28	INR	80,000,000	1,156,627
Indonesia—8.0%
Republic of Indonesia:
Series FR59, 7.00% Sr. Unsec. Nts. , 5/15/27	IDR	10,750,000,000	753,704
Series FR64, 6.125% Sr. Unsec. Nts. , 5/15/28	IDR	1,000,000,000	65,403
			819,107
Mexico—5.6%
United Mexican States, Series M, 5.75% Bonds, 3/5/26	MXN	12,000,000	576,145
Total Foreign Government Obligations (Cost $3,474,568)			3,488,563
Corporate Bonds and Notes—7.3%
Banco Bilbao Vizcaya Argentaria SA, 6.00% [EUSA5+603.9]
Jr. Sub. Perpetual Bonds[2,3,4]	EUR	200,000	234,470
Banco Santander SA, 5.25% [EUSA5+499.9] Jr. Sub.
Perpetual Bonds[2,3,4]	EUR	200,000	225,471
CaixaBank SA, 6.75% [EUSA5+649.8] Jr. Sub. Perpetual
Bonds[2,3,4]	EUR	200,000	239,897
Standard Chartered plc, 7.50% [USSW5+630.1] Jr. Sub.
Perpetual Bonds[2,3,4]		40,000	42,350
Total Corporate Bonds and Notes (Cost $764,797)			742,188
Short-Term Note—14.7%
United States Treasury Bills, 1.719%, 10/17/19 (Cost
$1,498,805)[1]		1,500,000	1,498,814

1 INVESCO OPPENHEIMER GLOBAL UNCONSTRAINED BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

					Notional
	Counter-		Exercise	Expiration	Amount	Contracts
	party		Price	Date	(000's)	(000's)	Value
Over-the-Counter Options Purchased—0.0%
						EUR
EUR Currency
Put[5]	CITNA-B	PLN	4.325	11/1/19	EUR 400	400	$778
						EUR
EUR Currency
Put[5]	CITNA-B	NOK	9.680	11/1/19	EUR 400	400	262
						MXN
MXN
Currency Call[5]	JPM	MXN	19.375	6/2/20	MXN 3,875	3,875	2,514
Total Over-the-Counter Options Purchased (Cost $8,641)							3,554
		Pay/Receive				Notional
	Counter	Floating	Floating	Fixed	Expiration	Amount
	-party	Rate	Rate	Rate	Date	(000's)
Over-the-Counter Interest Rate Swaption Purchased—0.0%
Interest
Rate Swap
Maturing
8/26/20			Three-
Put[5] (Cost			Month USD			USD
$5,100)	GSCOI.	Receive	BBA LIBOR	2.500%	8/26/20	2,000	4,230

						Shares
Investment Companies—28.6%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%[6]						1,589,523	1,589,542
Invesco Oppenheimer Ultra-Short Duration Fund, Cl. Y7						266,900	1,334,498
Total Investment Companies (Cost $2,921,365)							2,924,040
Total Investments, at Value (Cost $9,657,703)						94.5%	9,657,170
Net Other Assets (Liabilities)						5.5	562,993
Net Assets						100.0%	$10,220,163

Footnotes to Schedule of Investments
1. Zero coupon bond reflects effective yield on the original acquisition date.
2. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at September 30, 2019 was
$742,188, which represented 7.26% of the Fund’s Net Assets.
3. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
4. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
5. Non-income producing security.
6. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of September 30, 2019.

2	INVESCO OPPENHEIMER GLOBAL UNCONSTRAINED BOND FUND

Footnotes to Schedule of Investments (continued)
7. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares			Shares
	December 31,	Gross	Gross	September 30,
	2018	Additions	Reductions	2019
Investment Company
Invesco Oppenheimer Ultra-Short
Duration Fund, Cl. Y	—	686,980	420,080	266,900
Invesco Oppenheimer Limited-Term
Bond Fund, Cl. I	684,182	—	684,182	—
Invesco Oppenheimer Senior
Floating Rate Fund, Cl. I	89,245	—	89,245	—

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Ultra-Short
Duration Fund, Cl. Y	1,334,498	37,201	2,542	2,657
Invesco Oppenheimer Limited-Term
Bond Fund, Cl. I	$—	$5,913	$(8,744)	$15,585
Invesco Oppenheimer Senior
Floating Rate Fund, Cl. I	—	987	(2,166)	17,780
Total	$1,334,498	$44,101	$(8,368)	$36,022

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
United States	5,422,866	56.2%
India	1,156,626	12.0
Indonesia	819,107	8.5
Spain	699,838	7.3
Mexico	578,659	6.0
Brazil	484,629	5.0
Colombia	378,496	3.9
Egypt	51,185	0.5
United Kingdom	42,350	0.4
Argentina	22,374	0.2
Poland	778	0.0
Norway	262	0.0
Total	$9,657,170	100.0%

Forward Currency Exchange Contracts as of September 30, 2019
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased	(000's)		(000's)	Appreciation	Depreciation
BOA	11/2019	SEK	950	USD	100	$ —	2,860
BOA	11/2019	USD	179	EUR	160	3,857	—

3 INVESCO OPPENHEIMER GLOBAL UNCONSTRAINED BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased	(000’s)		(000’s)	Appreciation	Depreciation
BOA	12/2019	USD	398	IDR	5,674,400	$ 2,114	$ —
CITNA-B	10/2019	BRL	2,930	USD	700	5,481	—
CITNA-B	12/2019	CLP	71,000	USD	100	—	2,299
CITNA-B	11/2019	EUR	1,120	USD	1,250	—	24,092
CITNA-B	11/2019	NOK	1,700	USD	191	—	4,065
CITNA-B	12/2019	PLN	400	USD	102	—	2,197
CITNA-B	12/2019	RON	415	USD	98	—	2,833
CITNA-B	12/2019	RUB	32,100	USD	484	5,804	—
CITNA-B	10/2019 - 11/2019	USD	1,402	BRL	5,860	—	6,682
CITNA-B	12/2019	USD	386	COP	1,333,000	4,380	—
CITNA-B	11/2019	USD	2,384	EUR	2,130	52,947	—
CITNA-B	12/2019	USD	635	MXN	12,600	4,645	—
CITNA-B	11/2019	USD	223	NOK	1,974	5,794	—
CITNA-B	12/2019	USD	127	RUB	8,500	—	2,881
DEU	12/2019	USD	100	SEK	960	1,877	—
GSCO-OT	11/2019 - 12/2019	EUR	104	USD	117	—	3,486
GSCO-OT	12/2019	USD	208	NOK	1,870	2,542	—
GSCO-OT	12/2019	USD	97	RON	415	2,007	—
GSCO-OT	12/2019	USD	85	RUB	5,600	—	533
JPM	10/2019 - 11/2019	BRL	6,090	USD	1,483	3,156	21,071
JPM	11/2019 - 01/2020	EUR	850	USD	940	—	7,437
JPM	12/2019	IDR	1,390,000	USD	96	1,291	—
JPM	12/2019	INR	10,400	USD	144	1,352	—
JPM	11/2019	MXN	2,765	USD	139	—	256
JPM	10/2019	USD	1,222	BRL	4,930	37,127	1,726
JPM	12/2019	USD	99	CLP	71,000	1,328	—
JPM	11/2019	USD	465	EUR	425	297	—
JPM	12/2019	USD	336	IDR	4,877,000	—	4,528
JPM	12/2019	USD	1,119	INR	80,600	—	10,478
JPM	12/2019	ZAR	4,300	USD	278	3,526	—
MOS	11/2019	CAD	260	USD	197	—	478
RBC	11/2019	USD	107	EUR	95	2,746	—
Total Unrealized Appreciation and Depreciation						$ 142,271	$ 97,902

Futures Contracts as of September 30, 2019
Unrealized
		Expiration	Number	Notional Amount	Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value		(Depreciation)
Euro-BUND	Sell	12/6/19	13	EUR 2,469	2,469,009		425
$425

Over-the-Counter Options Written at September 30, 2019
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000's)	(000's)	Received	Value
		NOK		EUR
EUR Currency Call	CITNA-B	10.070	11/1/19	(400)	EUR 400	$ 2,135	$ (1,161)

4 INVESCO OPPENHEIMER GLOBAL UNCONSTRAINED BOND FUND

Over-the-Counter Options Written (Continued)
				Number of		Notional
	Counter	Exercise		Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date		(000’s)	(000’s)	Received	Value
		RUB			EUR
EUR Currency Call	GSCOI	72.860	12/16/19		(350)	EUR 350	$3,897	$(5,188)
		INR			EUR
EUR Currency Call	GSCO-OT	80.500	11/8/19		(400)	EUR 400	6,194	(774)
		IDR			IDR
IDR Currency Put	GSCO-OT	15360.000	6/18/20	(5,376,000)		IDR 5,376,000	7,560	(4,516)
		MXN			MXN
MXN Currency Put	JPM	23.005	6/2/20		(4,601)	MXN 4,601	4,330	(1,900)
		RUB			RUB
RUB Currency Call	CITNA-B	63.040	12/16/19		(11,032)	RUB 11,032	1,563	(625)
Total Over-the-Counter Options Written							$25,679	$(14,164)

Over-the-Counter Credit Default Swaps at September 30, 2019
					Notional	Premiums	Unrealized
Reference	Counter-	Buy/Sell	Fixed	Maturity	Amount	Received/	Appreciation/
Asset	party	Protection	Rate	Date	(000's)	(Paid)	Value	(Depreciation)
Hellenic Republic	BAC	Sell	1.000%	6/20/25	USD 1,000	$166,370	$(63,824)	$102,546

Centrally Cleared Interest Rate Swaps at September 30, 2019
Pay/Receive					Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000's)	(Paid)	Value	(Depreciation)
DEU	Pay	JIBA3M	8.790%	8/1/29	ZAR 12,000	$ —	$4,870	$4,870
GSCOI	Pay	BZDI	11.440	1/2/25	BRL 1,000	—	46,167	46,167
		MXN TIIE
GSCOI	Pay	BANXICO	8.855	11/8/23	MXN 14,000	—	60,906	60,906
	Three-Month USD
GSCOI	Receive	BBA LIBOR	3.143	11/15/23	USD 600	—	(44,166)	(44,166)
		MXN TIIE
GSCOI	Pay	BANXICO	8.775	12/29/28	MXN 7,000	—	51,112	51,112
	Three-Month USD
JPM	Receive	BBA LIBOR	2.472	4/4/29	USD 300	—	(26,021)	(26,021)
	Brazil Interbank
	Deposit Overnight
JPM	Pay	Rate	6.69	1/2/25	BRL 711	—	2,031	2,031
		Overnight
		Mumbai
		Interbank
	Outright Rate
		(Overnight
JPM	Receive	MIBOR)	4.880	9/20/21	INR 77,000	—	53	53
	Three-Month USD
MSCO	Receive	BBA LIBOR	2.721	1/14/29	USD 300	—	(30,319)	(30,319)
Total Centrally Cleared Interest Rate Swaps						$ —	$64,633	$64,633

5 INVESCO OPPENHEIMER GLOBAL UNCONSTRAINED BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaps at September 30, 2019
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000's)	(Paid)	Value	(Depreciation)
		Six-Month INR
		FBIL MIBOR OIS
BOA	Receive	Compound	5.700%	5/15/21	INR 100,000	$—	$ (15,994	$ (15,994)
CITNA-B	Pay	MOSKP3	7.720	7/23/24	RUB 35,000	—	10,271	10,271
GSCOI	Pay	MOSKP3	8.535	5/8/24	RUB 40,000	—	45,340	45,340
Total Over-the-Counter Interest Rate Swaps						$—	$ 39,617	$ 39,617

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
JPM	JPMorgan Chase Bank NA
MOS	Morgan Stanley & Co. , Inc.
MSCO	Morgan Stanley Capital Services, Inc.
RBC	RBC Dominion Securities

Currency abbreviations indicate amounts reporting in currencies
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pounds
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Nuevo Peso
NOK	Norwegian Krone
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
ZAR	South African Rand

Definitions
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
BUND	German Federal Obligation
BZDI	Brazil Interbank Deposit Rate
EUSA5	EUR Swap Annual 5 Year
FBIL	Financial Benchmarks India Private Ltd.

6 INVESCO OPPENHEIMER GLOBAL UNCONSTRAINED BOND FUND

Definitions (Continued)
JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month
MIBOR	Mumbai Interbank Offered Rate
MOSKP3	National Finance Assoc. Moscow Prime Offered 3 Month Rate
OIS	Overnight Index Swap
TIIE	Interbank Equilibrium Interest Rate
USSW5	USD Swap Semi 30/360 5 Year

7 INVESCO OPPENHEIMER GLOBAL UNCONSTRAINED BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of September 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
U. S. Government Obligation	$—	$995,781	$ —	$995,781
Foreign Government Obligations	—	3,488,563	—	3,488,563
Corporate Bonds and Notes	—	742,188	—	742,188
Short-Term Note	—	1,498,814	—	1,498,814
Over-the-Counter Options Purchased	—	3,554	—	3,554
Over-the-Counter Interest Rate
Swaption Purchased	—	4,230	—	4,230
Investment Companies	2,924,040	—	—	2,924,040
Total Investments, at Value	2,924,040	6,733,130	—	9,657,170
Other Financial Instruments:
Swaps, at value	—	55,611	—	55,611
Centrally cleared swaps, at value	—	165,139	—	165,139
Futures contracts	425	—	—	425
Forward currency exchange contracts	—	142,271	—	142,271
Total Assets	$2,924,465	$7,096,151	$ —	$10,020,616

Liabilities Table
Other Financial Instruments:
Options written, at value	$—	$(14,164)	$ —	$(14,164)
Swaps, at value	—	(79,818)	—	(79,818)
Centrally cleared swaps, at value	—	(100,506)	—	(100,506)
Forward currency exchange contracts	—	(97,902)	—	(97,902)
Total Liabilities	$—	$(292,390)	$ —	$(292,390)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 2 – Liquidation Note

On September 18, 2019, the Board of Trustees of the Trust approved a plan of liquidation and dissolution, which authorized the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund closed to all investments, including additional investments by existing shareholders and new accounts, at the close of business on September 20, 2019.
The Fund liquidated on October 30, 2019.

8 INVESCO OPPENHEIMER GLOBAL UNCONSTRAINED BOND FUND